1. THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Company And Summary Of Significant Accounting Policies Tables
New working capital
During the years ended December 31, 2012 and 2011, the Company raised $1,123,000 and $1,357,000, respectively, of new working capital from the following:

Description	2012	2011
Sales of shares of common stock and warrants to the son of a director	$355,000	$525,000
Sales of common stock to a director	35,000	50,000
Sales of common stock under equity line of credit	259,000	1,000
Issuance of convertible promissory notes	244,000	367,000
Issuance of promissory notes to related parties, net of repayments	230,000	414,000
	$1,123,000	$1,357,000